Warrant Derivative Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	May 19, 2021
Warrant Liability 1 [Member]
Statement [Line Items]
Statement of operations and comprehensive income (loss)	$ 43,294,527
Warrants issued			$ 55,794,527
Warrant liability			$ 12,500,000
Warrant Liability [Member]
Statement [Line Items]
Change in fair value through profit and loss	19,229,287	$ 6,808,106
Reclassification to equity on exercise of warrants	4,462,156
Derivative liability	$ 21,689,490	$ 45,380,933